SIGNIFICANT ACCOUNTING POLICIES (Components Of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 720
Other comprehensive income (loss)	(465)
Amounts reclassified from accumulated other comprehensive income	133
Net current-period other comprehensive loss	(332)	$ (1,349)	$ 787
Ending balance	388	720
Unrealized gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	810
Other comprehensive income (loss)	(345)
Amounts reclassified from accumulated other comprehensive income	(1)
Net current-period other comprehensive loss	(346)
Ending balance	464	810
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	42
Other comprehensive income (loss)	$ (128)
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive loss	$ (128)
Ending balance	(86)	42
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(132)
Other comprehensive income (loss)	8
Amounts reclassified from accumulated other comprehensive income	134
Net current-period other comprehensive loss	142
Ending balance	$ 10	$ (132)